Stock-Based Compensation - Schedule of Outstanding Warrants (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Warrants Outstanding
Beginning balance (in shares)	1,013,103	980,339	678,232
Warrants issued (in shares)	18,694	51,859	304,864
Warrants exercised (in shares)	(23,278)	(5,523)	(2,757)
Warrants cancelled (in shares)		(13,572)	0
Ending balance (in shares)	1,008,519	1,013,103	980,339
Average Exercise Price Per Share
Beginning balance (in dollars per share)	$ 7.33	$ 7.19	$ 7.05
Warrants issued (in dollars per share)	18.16	10.30	7.44
Warrants exercised (in dollars per share)	0.00	1.26	0.00
Warrants cancelled (in dollars per share)		11.44	0
Ending balance (in dollars per share)	$ 7.70	$ 7.33	$ 7.19
Weighted- Average Contractual Life (Years)	5 years 9 months 10 days	6 years 5 months 12 days	7 years 3 months 14 days	7 years 7 months 6 days